Government Grants (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Government Grants

	December 31, 2020	December 31, 2019
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,881)	(2,836)
Foreign exchange translation adjustment	228	155
Total government grants	886	858
Less current portion	(48)	(45)
Non-current government grants	$838	$813